Summary of Significant Accounting Policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Reserves
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriation to statutory reserves	472	3,710	5,400
Advertising expenses
Advertising costs included in selling and marketing expenses	71,498	69,966	76,704